Supplement to the John Hancock Growth Funds Prospectus dated June 1, 1999
   Supplement to the John Hancock Income Funds Prospectus dated April 1, 1999
              Supplement to the John Hancock Tax-Free Income Funds
                         Prospectus dated April 1, 1999
             Supplement to the John Hancock Growth and Income Funds
                          Prospectus dated May 1, 1999
                Supplement to the John Hancock Money Market Funds
                         Prospectus dated August 1, 1998
            Supplement to the John Hancock International/Global Funds
                         Prospectus dated March 1, 1999
                 Supplement to the John Hancock Real Estate Fund
                          Prospectus dated May 1, 1999



The "CDSC waiver" section has been changed as follows:

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o         To make payments through certain systematic withdrawal plans
o         To make certain distributions from a retirement plan
o         Because of shareholder death or disability


To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI.

6/11/99

                        Supplement to John Hancock Funds
                       Statement of Additional Information



The following Waiver of Contingent Deferred Sales Charge has been deleted:

* Redemptions where the proceeds are used to purchase a John Hancock Declaration Variable Annuity.



6/11/99